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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

			Pioneer Bond Fund
			Schedule of Investments 3/31/11 (unaudited)
Principal	Floating	S&P/Moody's		Value
Amount	Rate (d)	Ratings
			CONVERTIBLE CORPORATE BONDS - 0.6%
			Energy - 0.2%
			Coal & Consumable Fuels - 0.2%
2,680,000		BB- / NR	Massey Energy Co., 3.25%, 8/1/15	$3,031,750
			Total Energy	$3,031,750
			Health Care Equipment & Services - 0.1%
			Health Care Services - 0.1%
766,000		B+ / B2	Omnicare, Inc., 3.25%, 12/15/35	$710,465
			Total Health Care Equipment & Services	$710,465
			Semiconductors - 0.3%
3,750,000		A- / NR	Intel Corp., 2.95%, 12/15/35 (b)	$3,857,813
			Total Semiconductors	$3,857,813
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $6,140,505)	$7,600,028

Shares			PREFERRED STOCKS - 1.8%
			Banks - 0.4%
			Diversified Banks - 0.3%
4,325			Wells Fargo & Co., 7.5%, 12/31/49	$4,477,240
			Total Banks	$4,477,240
			Diversified Financials - 0.3%
			Diversified Financial Services - 0.2%
116,000			Citigroup Capital XIII, 7.875%, 10/30/40	$3,178,400
			Total Diversified Financials	$3,178,400
			Insurance - 0.3%
			Life & Health Insurance - 0.3%
153,800			Delphi Financial Group, 7.376%, 5/15/37	$3,729,650
			Total Insurance	$3,729,650
			Real Estate - 0.9%
			Real Estate Operating Companies - 0.9%
150,400			Forest City Enterprises, Inc., 7.0%, 12/31/49 (b)	$10,452,800
			Total Real Estate	$10,452,800
			TOTAL PREFERRED STOCKS
Principal			(Cost $19,560,753)	$21,838,090
Amount
			ASSET BACKED SECURITIES - 7.5%
			Materials - 1.0%
			Diversified Metals & Mining - 0.0%
568,837		BBB+ / A2	Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22	$601,102
			Precious Metals & Minerals - 0.1%
937,645		A / NR	Mid-State Trust, 5.25%, 11/1/20	$945,391
			Steel - 0.8%
428,800		AAA / Aaa	Accredited Mortgage Loan Trust, 0.8015%, 10/25/34	$396,157
1,538,806		AAA / Aa1	Centex Home Equity, 3.173%, 6/25/33	1,515,570
4,700,000		AAA / Aa2	First NLC Trust, 0.74719%, 9/25/35	4,374,525
3,949,248	0.73	AA+ / Aa3	Nomura Home Equity Loan, Inc., Floating Rate Note, 5/25/35	3,805,551
				$10,091,803
			Total Materials	$11,638,296
			Consumer Services - 0.7%
			Restaurants - 0.7%
2,895,000		BBB- / Baa3	Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37	$2,945,663
5,325,000		BB / Aaa	Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37	5,453,865
				$8,399,528
			Total Consumer Services	$8,399,528
			Automobiles & Components - 0.1%
			Automobile Manufacturers - 0.0%
650,000		BBB / Baa1	AMCAR, 4.2%, 11/8/16	$663,533
			Total Automobiles & Components	$663,533
			Banks - 2.7%
			Diversified Banks - 0.1%
1,273,270	0.35	AAA / Aa1	Wells Fargo Home Equity, Floating Rate Note, 4/25/37	$1,240,342
			Thrifts & Mortgage Finance - 2.5%
811,757	0.31	AAA / Baa1	Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37	$798,883
310,276	0.75	AA / Aa1	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	308,573
463,280	0.66	AAA / Baa3	Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35	416,975
2,791,000	5.94	A / B1	Citicorp Residential Mortgage, Floating Rate Note, 7/25/36	2,724,775
700,224		BBB / Baa3	Citigroup Mortgage Loan Trust, 0.34606%, 1/25/37	678,850
18,580	0.36	AAA / Aa3	Citigroup Mortgage Loan Trust, Floating Rate Note, 10/25/36	18,562
1,133,225	0.67	AA+ / Aa1	Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35	1,087,862
2,575,000	0.74	AA+ / A3	Countrywide Asset Backed Certificates, Floating Rate Note, 11/25/35	2,404,113
1,047,000	0.65	AA+ / Aa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35	949,920
1,080,583	0.65	AA+ / Aa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35	1,061,328
2,639,141	5.07	AAA / Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	2,520,073
700,000	6.25	AA / B1	Credit-Based Asset Servicing, Floating Rate Note, 10/25/36	706,211
1,445,288	0.96	AA+ / Aa2	Credit-Based Asset Servicing, Floating Rate Note, 5/25/50	1,385,391
1,079,238	5.56	AAA / A2	CRMSI 2006-2 A3, Floating Rate Note, 9/25/36	1,083,273
1,674,590		AAA / A1	FBR Securitization Trust, 2.76188%, 9/25/35	1,595,712
589,368	0.80	AAA / Aaa	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note. 9/24/34	559,131
473,634	0.37	A / A2	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	469,264
1,700,000	0.79	AA+ / A1	GSAA Trust, Floating Rate Note, 6/25/35	1,617,866
5,414	0.52	AAA / Aa2	GSAMP Trust, Floating Rate Note, 11/25/35	5,409
607,814	0.69	A / A2	GSAMP Trust, Floating Rate Note, 3/25/35	584,711
273,423	0.63	AAA / Aaa	GSAMP Trust, Floating Rate Note, 8/25/36	267,823
817,141	0.64	AAA / Aa1	GSAMP Trust, Floating Rate Note, 9/25/35	787,375
1,200,000		AA / NR	LEAF II Receivables, 4.9%, 3/20/13	1,187,202
4,909,143		CCC+ / Caa2	Local Insight Media Finance LLC, 5.88%, 10/23/37	2,160,023
541,364	0.30	B / Ba3	Morgan Stanley ABS Capital, Inc., Floating Rate Note, 12/25/36	514,323
1,482,642		BB- / B1	Morgan Stanley Home Equity, 0.28125%, 12/25/36	1,446,503
930,070	0.36	BB- / Ba3	Morgan Stanley Home Equity, Floating Rate Note, 4/25/37	852,895
31,892	1.45	A- / Caa2	Morgan Stanley Ixis Real Estate, Floating Rate Note, 11/25/36	31,368
1,344,118	0.51	AAA / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	1,284,534
475,266	0.38	A / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	463,648
1,500,000	0.67	AA+ / A3	RASC 2005-KS7 M1, Floating Rate Note, 8/25/35	1,436,097
				$31,408,673
			Total Banks	$32,649,015
			Diversified Financials - 1.6%
			Diversified Financial Services - 0.8%
323,788	0.70	AA / Aa2	Asset Backed Securities Corp., Floating Rate Note, 4/25/35	$315,001
1,700,000		A / NR	DT Auto Owner Trust, 3.46%, 1/15/14	1,700,687
1,400,000		BBB / NR	DT Auto Owner Trust, 4.89%, 1/17/17	1,398,021
876,353		AA / NR	DT Auto Owner Trust, 5.92%, 10/15/15	879,180
1,952,810		AAA / Aaa	Home Equity Asset Trust, 0.75719%. 11/25/35	1,890,652
456,048	0.50	AAA / A1	JP Morgan Mortgage Acquisition, Floating Rate Note, 12/25/35	420,735
3,300,000	0.75	AA- / A3	Long Beach Mortgage Loan Trust, Floating Rate Note, 4/25/35	3,015,329
800,000		A / NR	Prestige Auto Receivables Trust, 3.9%, 7/16/18	793,829
				$10,413,434
			Specialized Finance - 0.8%
3,003,341	0.53	AA+ / A1	Aegis Asset Backed Securities, Floating Rate Note, 3/25/12	$2,750,586
800,000	0.96	A / A2	Irwin Home Equity Co., Floating Rate Note, 4/25/30	624,851
2,414,647	5.32	NR / Baa1	Irwin Home Equity Corp., Floating Rate Note, 6/25/35	2,336,985
1,800,000		AA / Aa3	Master Asset Backed Securities, 0.79718%, 3/25/35	1,599,075
390,807		AA+ / Aa1	Master Asset Backed Securities Trust, 0.67375%, 5/25/35	379,296
908,073	0.61	AAA / Aaa	New Century Home Equity Loan, Floating Rate Note, 3/25/35	820,248
900,000	0.63	AAA / Aaa	SLMA 2004-10 A6B, Floating Rate Note, 4/27/26	899,370
				$9,410,411
			Total Diversified Financials	$19,823,845
			Real Estate - 0.6%
			Mortgage Real Estate Investment Trust - 0.6%
5,000,000		A+ / NR	FREMF Mortgage Trust, 4.437%, 11/25/17	$4,830,485
1,500,000		NR / NR	FREMF Mortgage Trust, 4.598%, 11/25/49	1,408,162
600,000		NR / NR	FREMF Mortgage Trust, 5.163344% 9/25/45	588,837
600,000		A+ / NR	FREMF Mortgage Trust, 5.237% 9/25/43	558,136
				$7,385,620
			Total Real Estate	$7,385,620
			Government - 0.9%
77,364		AAA / Aaa	Federal Home Loan Bank, 6.0%, 4/15/32	$78,738
3,743,000		AAA / Aaa	FHR 3211 PB, 5.5%, 2/15/33	3,979,387
760,705		AAA / Aaa	Freddie Mac, 5.0%, 8/15/35	779,936
5,000,000		NR / NR	Freddie Mac, 5.0%, 6/15/33	5,347,138
148,050		AAA / Aaa	Freddie Mac, 6.1%, 9/15/18	149,584
				$10,334,783
			Total Government	$10,334,783
			TOTAL ASSET BACKED SECURITIES
			(Cost $91,406,488)	$90,894,620

			COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%
			Materials - 0.5%
			Forest Products - 0.5%
1,435,000		AA / Aa3	T SRA R 2006-1 B, 5.7467%, 10/15/36	$1,496,766
4,470,000		AAA / Aa1	TSTAR 2006-1A A, 5.668%, 10/15/36	4,778,283
				$6,275,049
			Total Materials	$6,275,049
			Banks - 12.7%
			Thrifts & Mortgage Finance - 12.6%
1,080,621		AAA / Aaa	321 Henderson Receivables I 3.82%, 12/15/48	$1,044,278
2,045,018		NR / Ba3	Bank of America Alternative Loan Trust, 5.5%, 1/25/20	2,058,985
2,935,434		NR / Ba2	Bank of America Alternative Loan Trust, 5.0%, 7/25/19	2,985,049
2,479,803		NR / Baa3	Bank of America Alternative Loan Trust, 6.0%, 3/25/34	2,541,634
1,825,864		NR / B2	Bank of America Alternative Loan Trust, 5.25%, 5/25/19	1,846,795
1,394,699		AAA / Aa3	Bank of America Alternative Loan Trust, 5.75%, 4/25/33	1,458,773
2,405,158		NR / Baa2	Bank of America Alternative Loan Trust, 5.5%, 9/25/33	2,481,930
2,610,845		A / A	Bank of America Fund, 0.4013%, 9/25/36	2,498,317
1,191,675		AAA / NR	Bank of America Funding Corp., 5.5%, 1/25/36	1,226,693
1,582,465		AAA / Aaa	Bayview Commercial Asset Trust, 0.67375%, 4/25/34	1,404,564
16,120,034		AAA / Aa1	Bayview Commercial Asset Trust, 2.65868%, 7/25/37	1,445,967
10,410,434		AA / Aa1	Bayview Commercial Asset Trust, 2.83149%, 9/25/37	1,056,659
922,000		AAA / Aa2	BCAP LLC Trust, 5.0%, 11/25/36	929,874
2,291,412	2.58	AAA / Aaa	Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33	2,333,320
755,539		AAA / Aaa	Chase Mortgage Finance Corp., 5.0%, 10/25/33	766,393
2,635,980		NR / Ba3	Chase Mortgage Finance Corp., 5.5%, 5/25/35	2,572,796
1,728,773		CCC / Caa1	Chase Mortgage Finance Corp., 5.5%, 5/25/37	1,711,607
2,068,087		AAA / Aaa	Citigroup Commercial Mortgage, 4.639%, 5/15/43	2,078,251
930,039		AAA / Ba1	Countrywide Alternative Loan Trust, 4.25%, 4/25/34	935,027
958,611		AAA / AAA	Countrywide Alternative Loan Trust, 5.0%, 7/25/18	978,539
1,556,809		AAA / B2	Countrywide Alternative Loan Trust, 5.5%, 1/25/35	1,577,537
6,705,792		BBB / NR	Countrywide Alternative Loan Trust, 5.5%, 4/25/35	3,776,400
2,016,125		AAA / NR	Countrywide Alternative Loan Trust, 5.5%, 8/25/34	1,986,137
1,633,985		AAA / Ba2	Countrywide Alternative Loan Trust, 5.5%, 4/25/34	1,650,806
1,867,147	0.71	AAA / NR	Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18	1,793,721
1,683,802		AAA / B2	Countrywide Alternative Loan Trust, 4.75%, 10/25/33	1,689,078
2,388,399		AAA / NR	Countrywide Alternative Loan Trust, 5.75%, 12/25/33	2,461,286
1,884,676		B- / Ba1	Countrywide Home Loan, 4.5%, 9/25/35	1,774,469
2,428,530		AAA / Aaa	Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33	2,304,264
578,446		AAA / Aa3	Downey Savings & Loan, 0.83625%, 7/19/44	456,575
1,250,000		A / A2	Extended Stay America Trust, 4.8603%, 11/5/27	1,269,693
1,111,389		A- / NR	First Horizon Asset Securities, Inc., 6.0%, 5/25/36	1,118,089
800,000		A / A2	GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40	802,091
3,375,000		AAA / Aaa	GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/41	3,551,587
1,994,692		AAA / Aaa	GS Mortgage Securities Corp., II, 7.12%, 11/18/29	2,117,058
697,968	0.97	AAA / A1	Impac CMB Trust, Floating Rate Note, 10/25/34	661,161
1,128,544	0.66	NR / Aaa	Impac CMB Trust, Floating Rate Note, 11/25/35	946,271
802,316	1.06	AAA / Aaa	Impac Securities Assets Corp., Floating Rate Note, 11/25/34	767,159
1,374,528	0.61	AAA / Aaa	Impac Securities Assets Corp., Floating Rate Note, 5/25/36	1,204,408
1,600,000		AAA / NR	JP Morgan Chase Commercial Mortgage, 3.6159%, 11/15/43	1,535,325
1,120,701		AAA / NR	JP Morgan Mortgage Trust, 2.675589%, 7/25/34	1,092,760
3,076,183		AAA / Aa3	JP Morgan Mortgage Trust, 6.0%, 8/25/34	2,867,630
1,750,000		AAA / Aaa	JPMCC 2002-C3 B, 5.146%, 7/12/35	1,816,518
611,861	4.93	AAA / Aaa	JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34	622,912
2,800,000		BBB+ / NR	LB-UBS Commercial Mortgage, 5.616%, 10/15/35	2,735,476
1,228,479		AAA / A3	Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36	1,207,973
1,245,061	0.51	AAA / Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30	1,045,851
653,897	1.11	AAA / Aa1	Lehman Brothers Small Balance, Floating Rate Note, 10/25/37	617,752
1,512,280		BB+ / B3	Master Adjustable Rate, 5.194229%, 1/25/35	1,369,395
857,109		AAA / Aaa	Master Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34	835,070
2,664,142		AAA / NR	Master Alternative Loans Trust, 5.5%, 2/25/35	2,741,826
1,455,273		AAA / NR	Master Alternative Loans Trust, 4.5%, 1/25/15	1,454,402
1,298,949		AA / NR	Master Alternative Loans Trust, 5.5%, 10/25/19	1,314,279
3,754,051		AAA / AAA	Master Alternative Loans Trust, 6.0%, 7/25/34	3,792,027
2,023,202	6.74	BBB / NR	Master Seasoned Securities Trust, Floating Rate Note, 9/25/32	2,123,084
520,613		AAA / Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	525,546
397,229	5.44	AAA / Aaa	Merrill Lynch/Countrywide Communities, Floating Rate Note, 2/12/39	396,963
2,606,681		AAA / A1	MLCC Mortgage Investors, Inc., 0.48344%, 3/25/30	2,370,907
1,624,434	0.49	AAA / Aaa	MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29	1,546,266
1,695,619		NR / Aa3	PHH Mortgage Capital, 6.6%, 12/25/27	1,674,356
1,016,422		BBB / Baa1	RAAC Series, 6.0%, 1/25/32	1,021,386
2,293,119		AAA / NR	Residential Asset Securitization Trust, 5.5%, 7/25/35	2,199,369
1,696,292		AAA / NR	Residential Asset Securitization Trust, 5.25%, 11/25/34	1,706,222
1,371,759		A+ / NR	Residential Asset Securitization Trust, 5.5%, 2/25/35	1,383,724
1,070,506		AAA / Aaa	Residential Funding Mortgage Securities, Inc., 5.0%, 5/25/18	1,101,003
8,510,000	5.01	CCC+ / B3	SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49	1,076,515
2,890,000	5.58	D / NR	SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49	252,788
1,883,822	0.88	AAA / Aaa	Sequoia Mortgage Trust, Floating Rate Note, 9/20/33	1,788,919
1,655,703		AAA / A1	Sequoia Mortgage Trust, 0.74969%, 1/20/35	1,385,944
1,419,894		A / B2	Structured Asset Securities, 5.0%, 5/25/35	1,396,435
1,943,384		AAA / Ba1	Thornburg Mortgage Securities Trust, 4.131%, 3/25/44	1,959,971
8,185,029		AAA / Aaa	Wachovia Bank Commercial Mortgage Trust, 4.368%, 8/15/41	8,204,590
2,383,369		AAA / Aaa	Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/15/35	2,393,340
3,787,250		AAA / Aaa	Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	3,981,752
2,500,000		A+ / NR	Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35	2,538,787
780,286,977	0.01	AAA / Aaa	Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45	1,054,950
561,334		BB / NR	WaMu Mortgage Pass Through Trust, 4.82069%, 9/25/35	552,449
2,613,029		AAA / NR	WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35	2,589,908
407,250		BB / NR	WaMu Mortgage Pass Through Certificates, 2.77149%, 9/25/35	364,465
2,254,809	0.49	AAA / Caa1	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 4/25/45	1,943,771
1,450,000		AAA / Aaa	WBCMT 2003-C9 B, 5.109%, 12/15/35	1,470,667
3,814,897		NR / Aaa	Wells Fargo Commercial Mortgage, 3.349%, 10/15/57	3,798,771
1,311,984	5.64	A- / NR	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 4/25/36	1,294,048
1,342,311		AAA / A1	Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/36	1,354,902
1,517,055		NR / B2	Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/21	1,524,251
1,540,652		AAA / Baa1	Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/35	1,537,481
1,205,217	2.75	NR / A3	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 1/25/35	1,101,587
759,924	2.85	AAA / Aa1	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/34	774,813
758,408	2.89	AAA / Aa1	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/35	754,297
780,556	4.53	AAA / Aaa	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 11/25/33	790,232
307,257	4.53	AAA / Aa1	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 6/25/34	302,098
350,000		NR / A2	Wells Fargo Mortgage Backed Securities, 5.392%, 2/15/44	345,939
				$153,894,933
			Total Banks	$153,894,933
			Diversified Financials - 3.6%
			Asset Management & Custody Banks - 0.1%
932,343	5.35	NR / NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37	$937,957
			Consumer Finance - 0.1%
1,244,531		AAA / Aaa	GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33	$1,256,796
			Diversified Financial Services - 2.8%
2,072,923		AA- / NR	Bank of America Mortgage, 5.5%, 11/25/34	$2,170,930
1,872,580	2.92	AAA / Aaa	Bank of America Mortgage, Floating Rate Note, 7/25/33	1,837,387
1,732,310	2.94	NR / Ba3	Bank of America Mortgage Securities, Floating Rate Note, 5/25/35	1,689,504
653,625		AAA / NR	Bank of America Mortgage Securities, 5.75%, 1/25/35	678,873
1,434,264	3.23	AAA / Aaa	Bank of America Mortgage Securities, Floating Rate Note, 10/25/33	1,399,350
3,803,313	3.22	NR / Aaa	Bank of America Mortgage Securities, Floating Rate Note, 11/25/33	3,710,444
1,088,604	5.12	AAA / NR	Bank of America Mortgage Securities, Floating Rate Note, 9/25/35	1,044,102
1,004,317		AAA / NR	Bank of America Mortgage Securities, Inc., 5.0%, 8/25/33	1,003,384
951,856		NR / A2	CitiCorp., Mortgage Securities, Inc., 5.5%, 3/25/35	958,697
1,328,552		NR / B1	CMSI 2006-1 3A1, 5.0%, 2/25/36	1,338,652
2,004,680		CCC / NR	J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36	1,637,946
744,625	3.75	NR / NR	La Hipotecaria SA, Floating Rate Note, 9/8/39	761,379
1,257,498		A+ / Aaa	MLMI 2005-A2 A4, 4.48%, 2/25/35	1,241,046
246,204		AAA / Aaa	Morgan Stanley Capital, Inc., 7.0%, 7/25/33	250,808
1,589,856		A / NR	Nomura Resecuritization Trust, 5.235%, 3/26/36	1,569,983
2,532,251	5.50	AAA / B2	RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34	2,506,559
4,809,841		NR / Ba1	Residential Accredited Loans, Inc., 5.0%, 5/25/19	4,963,885
1,946,491		AAA / NR	Residential Accredited Loans, Inc., 6.0%, 10/25/34	1,966,063
2,170,205		NR / Ba3	Residential Accredited Loans, Inc., 5.0%, 8/25/18	2,186,286
1,004,669	0.45	B- / Caa3	Residential Accredited Loans, Inc., Floating Rate Note, 5/25/47	632,653
119,457		NR / NR	Vericrest Opportunity Loan, 4.25%, 5/25/39	119,457
				$33,667,388
			Investment Banking & Brokerage - 0.5%
1,440,000		AAA / Aaa	Bank of America Commercial Mortgage, Inc., 4.877%, 7/10/42	$1,522,213
382,067	5.51	NR / Aaa	Bear Stearns Commercial Mortgage, Floating Rate Note, 4/12/38	381,874
3,080,000		AA / NR	Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35	3,075,322
1,600,000	7.12	BBB+ / Baa2	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36	1,593,910
				$6,573,319
			Specialized Finance - 0.1%
712,964		AAA / NR	CW Capital Cobalt, Ltd., 5.174%, 8/15/48	$726,191
			Total Diversified Financials	$43,161,651
			Real Estate - 0.6%
			Mortgage Real Estate Investment Trust - 0.6%
2,162,685	1.61	AA+ / Aa2	Credit Suisse First Boston Mortgage, Floating Rate Note, 12/25/33	$2,079,873
3,250,000		BBB / A3	Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34	3,251,418
675,000		A+ / Baa2	Credit Suisse First Boston Mortgage Securities Corp., 7.165%, 12/15/35	689,855
400,000	4.52	A- / A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38	385,887
1,459,720	1.76	AA+ / WR	CS First Boston Mortgage Security, Floating Rate Note, 8/25/33	1,379,901
				$7,786,934
			Total Real Estate	$7,786,934
			Government - 0.1%
1,098,789		AAA / A2	GSR Mortgage Loan Trust, 4.1408%, 6/25/34	$1,125,484
302,601		AA / NR	GSR Mortgage Loan Trust, 5.7199%, 2/25/34	265,509
				$1,390,993
			Total Government	$1,390,993
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $222,314,467)	$212,509,560

			CORPORATE BONDS - 38.0%
			Energy - 3.9%
			Integrated Oil & Gas - 0.1%
901,000		BBB+ / Baa1	Marathon Oil Corp., 5.9%, 3/15/18	$1,012,331
			Oil & Gas Drilling - 0.1%
1,025,000		BBB- / Ba1	Pride International, 6.875%, 8/15/20	$1,162,094
			Oil & Gas Equipment & Services - 0.3%
900,000	3.44	NR / NR	Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)	$839,250
2,815,000		BBB / Baa2	Weatherford International, Ltd., 9.625%, 3/1/19	3,585,122
				$4,424,372
			Oil & Gas Exploration & Production - 1.0%
2,180,000		BBB / Baa1	Canadian National Resources, 5.9%, 2/1/18	$2,461,937
2,292,000		BB- / B1	Denbury Resources, Inc., 8.25%, 2/15/20	2,561,310
1,402,470		BBB+ / NR	Gazprom International SA, 7.201%, 2/1/20	1,525,186
1,431,981		A / Aa3	Ras Laffan Liquefied Natural Gas Co., Ltd., 5.832%, 9/30/16 (144A) (b)	1,535,080
1,000,000		BBB- / Baa2	TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	1,070,000
2,080,000		BBB- / Baa2	TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	2,329,600
1,000,000		BBB- / Baa2	TNK-BP Finance SA, 7.875%, 3/13/18 (144A)	1,145,000
				$12,628,113
			Oil & Gas Refining & Marketing - 0.6%
1,150,000		B+ / B1	Holly Energy Partners LP, 6.25%, 3/1/15	$1,144,250
2,475,000		BBB / Baa2	Spectra Energy Capital, 6.2%, 4/15/18	2,754,007
2,890,000		BBB / Baa2	Valero Energy Corp., 9.375%, 3/15/19	3,694,255
				$7,592,512
			Oil & Gas Storage & Transportation - 1.7%
435,000		BBB- / Baa2	Boardwalk Pipelines LLC, 5.5%, 2/1/17	$463,021
1,535,000		BBB / Baa3	Buckeye Partners LP, 6.05%, 1/15/18	1,679,982
2,900,000		BBB / Baa2	DCP Midstream, 9.75%, 3/15/19	3,737,822
3,250,000		BBB / Baa2	Kinder Morgan Energy, 5.95%, 2/15/18	3,578,627
3,500,000		BBB- / Baa3	Plains All America Pipeline, 6.125%, 1/15/17	3,876,159
3,885,000		A / A3	Questar Pipeline Co., 5.83%, 2/1/18	4,279,530
2,000,000	7.20	BB / Ba1	Southern Union Co., 7.2%, 11/1/66	1,910,000
1,500,000		BBB / Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	1,649,993
				$21,175,134
			Total Energy	$47,994,556
			Materials - 2.4%
			Aluminum - 0.2%
2,425,000		BBB- / Baa3	Alcoa, Inc., 6.15%, 8/15/20 (b)	$2,562,553
			Commodity Chemicals - 0.1%
1,700,000		BB- / B1	Nova Chemicals Corp., 8.375%, 11/1/16	$1,865,750
			Construction Materials - 0.2%
2,260,000	6.64	B- / NR	C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49	$1,740,200
475,000		BBB / Baa2	Holcim Ltd 6.0%, 12/30/19 (144A)	497,830
				$2,238,030
			Diversified Metals & Mining - 0.7%
3,085,000		BBB- / Baa3	AngloGold Ashanti Holdings, 5.375%, 4/15/20	$3,129,220
5,000,000		BBB- / Baa3	Gold Fields Orogen Holding BVI, 4.875%, 10/7/20	4,798,190
950,000		BBB / Baa2	Teck Resources, Ltd., 10.25%, 5/15/16	1,142,375
				$9,069,785
			Fertilizers & Agricultural Chemicals - 0.1%
1,500,000		BB+ / Ba1	CF Industries Holdings, Inc., 6.875%, 5/1/18	$1,683,750
			Paper Products - 0.1%
1,350,000		BBB / Ba2	Georgia-Pacific LLC, 5.4%, 11/1/20	$1,333,089
			Specialty Chemicals - 0.2%
2,400,000		BBB / Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$2,930,717
			Steel - 0.6%
3,900,000		BBB- / Baa3	ArcelorMittal, 6.125%, 6/1/18	$4,131,091
2,805,000		BBB- / Baa3	Commercial Metals Co., 7.35%, 8/15/18	2,924,263
				$7,055,354
			Total Materials	$28,739,028
			Capital Goods - 2.9%
			Aerospace & Defense - 0.3%
3,020,000		BB / Ba3	Esterline Technologies, 6.625%, 3/1/17	$3,133,250
			Building Products - 0.5%
2,225,000	6.72	B- / BBB-	C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49	$1,724,375
4,260,000		BBB / Ba2	MASCO Corp., 7.125%, 3/15/20	4,408,559
				$6,132,934
			Construction & Farm Machinery & Heavy Trucks - 0.1%
910,000		BBB+ / Baa2	Cummins, Inc., 6.75%, 2/15/27	$955,027
600,000		BB / B2	Oshkosh Corp., 8.5%, 3/1/20	672,750
				$1,627,777
			Electrical Component & Equipment - 0.4%
2,665,000		BB / Ba2	Anixter International Corp., 5.95%, 3/1/15	$2,688,319
2,670,000		BB- / Ba2	Belden CDT, Inc., 7.0%, 3/15/17	2,733,413
				$5,421,732
			Industrial Conglomerates - 0.3%
2,950,000		BBB / Baa2	Tyco Electronics Group SA, 6.55%, 10/1/17	$3,375,998
525,000		A- / Baa1	Tyco International Finance SA, 8.5%, 1/15/19	677,296
				$4,053,294
			Industrial Machinery - 0.3%
2,150,000		BBB+ / Baa1	Ingersoll-Rand Global Holding, 9.5%, 4/15/14	$2,580,393
1,810,000		BBB- / Ba1	Valmont Industries, Inc., 6.625%, 4/20/20	1,865,091
				$4,445,484
			Trading Companies & Distributors - 0.8%
495,000		BB- / Ba2	Ace Hardware Corp., 9.125%, 6/1/16 (144A)	$532,744
5,660,000		BBB / Baa1	GATX Financial Corp., 6.0%, 2/15/18	6,006,749
3,450,000		BBB- / Baa2	Glencore Funding LLC, 6.0%, 4/15/14 (144A)	3,695,274
				$10,234,767
			Total Capital Goods	$35,049,238
			Commercial Services & Supplies - 0.3%
			Office Services & Supplies - 0.3%
3,110,000		BBB+ / A2	Pitney Bowes, Inc., 5.6%, 3/15/18	$3,272,706
			Total Commercial Services & Supplies	$3,272,706
			Transportation - 0.1%
			Airlines - 0.1%
603,045	0.00	BBB+ / Baa2	Southwest Airlines Co., 7.67%, 1/2/14	$623,730
			Total Transportation	$623,730
			Automobiles & Components - 0.1%
			Automobile Manufacturers - 0.1%
655,000		BBB / Baa2	Hyundai Motor Manufacturer, 4.5%, 4/15/15	$671,205
790,000		BBB+ / Baa2	Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	825,718
				$1,496,923
			Total Automobiles & Components	$1,496,923
			Consumer Durables & Apparel - 0.4%
			Household Appliances - 0.4%
4,235,000		BBB- / Baa3	Whirlpool Corp., 5.5%, 3/1/13	$4,501,153
			Total Consumer Durables & Apparel	$4,501,153
			Consumer Services - 0.3%
			Casinos & Gaming - 0.0%
1,160,000		NR / WR	Station Casinos, 6.625%, 3/15/18	$116
			Education Services - 0.3%
3,095,000		AAA / Aaa	President & Fellows of Harvard, 6.3%, 10/1/37	$3,475,592
			Total Consumer Services	$3,475,708
			Media - 0.5%
			Broadcasting - 0.5%
2,620,000		BBB+ / Baa1	Grupo Telivisa SA, 6.0%, 5/15/18 (144A)	$2,857,757
3,122,000		B / B3	Intelsat Subsidiary Holding Co., 8.5%, 1/15/13	3,131,366
				$5,989,123
			Total Media	$5,989,123
			Retailing - 0.3%
			Internet Retail - 0.3%
800,000		BBB- / Ba1	Expedia, Inc., 5.95%, 8/15/20	$807,000
3,000,000		BBB- / Ba1	Expedia, Inc., 8.5%, 7/1/16 (144A)	3,262,500
				$4,069,500
			Total Retailing	$4,069,500
			Food & Drug Retailing - 0.2%
			Drug Retail - 0.2%
807,644		BBB+ / Baa2	CVS Pass-Through Trust, 5.298%, 1/11/27	$764,839
1,549,119		BBB+ / Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33	1,562,411
				$2,327,250
			Total Food & Drug Retailing	$2,327,250
			Food, Beverage & Tobacco - 0.9%
			Agricultural Products - 0.4%
5,175,000		BBB- / Ba1	Viterra, Inc., 5.95%, 8/1/20	$5,176,682
			Brewers - 0.0%
55,000		BBB+ / Baa1	Miller Brewing Co., 5.5%, 8/15/13 (144A)	$59,775
			Packaged Foods & Meats - 0.3%
3,725,000		BBB- / Baa2	Kraft Foods, Inc., 6.5%, 2/9/40	$3,978,620
			Tobacco - 0.2%
1,535,000		BBB / WR	UST, Inc., 5.75%, 3/1/18	$1,630,299
			Total Food, Beverage & Tobacco	$10,845,376
			Health Care Equipment & Services - 0.2%
			Health Care Facilities - 0.2%
1,050,000		BB / Ba3	HCA, Inc., 7.875%, 2/15/20	$1,141,875
385,000		BB / Ba3	HCA, Inc., 8.5%, 4/15/19	427,350
310,000		BB- / B2	HCA, Inc., 9.875%, 2/15/17	347,200
				$1,916,425
			Total Health Care Equipment & Services	$1,916,425
			Pharmaceuticals & Biotechnology - 0.9%
			Biotechnology - 0.3%
3,555,000		BBB+ / Baa3	Biogen Idec, Inc., 6.0%, 3/1/13	$3,799,019
			Life Sciences Tools & Services - 0.5%
5,366,000		BBB- / Baa3	Agilent Technologies, Inc., 6.5%, 11/1/17	$5,986,320
			Pharmaceuticals - 0.0%
1,000,000		AA / A1	Abbott Laboratories, 5.125%, 4/1/19	$1,080,539
			Total Pharmaceuticals & Biotechnology	$10,865,878
			Banks - 3.8%
			Diversified Banks - 1.2%
3,515,000		A / Baa1	Barclays Plc, 6.05%, 12/4/17	$3,662,184
2,800,000		NR / A2	BBVA Bancomer SA, 6.5%, 3/10/21	2,766,854
3,230,000		A- / A3	Credit Agricole SA, 8.375%, 12/13/49	3,456,100
1,855,000		A / A1	Industrial Bank of Korea, 7.125%, 4/23/14	2,087,650
2,000,000	3.06	A- / NR	Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144A)	2,012,800
				$13,985,588
			Regional Banks - 2.6%
3,335,000		BB / Baa3	Capitial One Capital VI, 8.875%, 5/15/40	$3,514,256
1,190,000		A / NR	Cobank, ACB, 7.875% 4/16/18 (144A)	1,343,502
2,505,000		A+ / Aa3	Mellon Funding Corp., 5.5%, 11/15/18	2,747,905
1,435,000		A / A3	PNC Bank NA 6.0%, 12/7/17	1,588,591
6,273,000	8.25	BBB / Baa3	PNC Financial Services Group, Floating Rate Note, 5/29/49 (b)	6,620,951
1,500,000	8.70	BBB / Baa3	PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49	1,604,130
2,755,000		A- / Baa1	Sovereign BanCorp., 8.75%, 5/30/18	3,112,461
6,670,000		BBB+ / Baa1	State Street Capital, 8.25%, 3/15/42 (b)	6,678,671
3,520,000		AA- / Aa3	Wachovia Bank NA, 6.0%, 11/15/17	3,908,260
1,285,000	7.70	A- / Baa3	Wells Fargo & Co., Floating Rate Note, 12/29/49	1,323,550
				$32,442,277
			Total Banks	$46,427,865
			Diversified Financials - 7.5%
			Asset Management & Custody Banks - 1.0%
2,000,000		A+ / Aa3	Bank of New York, 4.95%, 3/15/15	$2,151,276
3,945,000		A- / A3	Eaton Vance Corp., 6.5%, 10/2/17	4,468,419
5,400,000		BBB- / Baa3	Janus Capital Group, Inc., 6.95%, 6/15/17	5,820,136
				$12,439,831
			Consumer Finance - 1.0%
1,465,000		BBB / Baa1	Capital One Bank USA NA, 8.8%, 7/15/19	$1,842,034
2,575,000		A / A2	Caterpillar Financial, 7.05%, 10/1/18	3,109,207
3,155,000	4.00	BBB- / Ba1	SLM Corp., Floating Rate Note, 7/25/14	3,052,778
4,435,000		B / B3	Springleaf Finance Corp., 6.9%, 12/15/17	4,052,481
				$12,056,500
			Diversified Financial Services - 2.0%
3,800,000		BBB / Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$3,836,256
625,000	6.66	BB+ / NR	Caelus Re II, Ltd., Floating Rate Note, 5/24/13	628,375
1,840,000		BBB+ / Baa2	Hyundai Capital Services, Inc., 6.0%, 5/5/15	1,975,078
2,575,000		A+ / Aa3	JP Morgan Chase & Co., 6.0%, 1/15/18	2,823,446
5,890,000		BBB+ / Baa1	JPMorgan Chase & Co., 7.9%, 4/29/49	6,444,308
1,650,000	6.33	BB+ / NR	Lodestone Re, Ltd., 0.0%, 5/17/13 (144A)	1,633,665
2,400,000		BB+ / NR	Lodestone Re, Ltd., 0.0%, 1/8/14	2,350,800
1,100,000		A- / A3	Nationsbank Corp., 7.75%, 8/15/15	1,252,294
754,500		BBB+ / Baa1	PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)	803,543
613,430		BBB / Baa2	Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)	613,799
700,000	7.60	BB- / NR	Queen Street II Capital, Ltd., 0.0%, 4/9/14	695,730
1,250,000	6.76	BB / NR	Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)	1,263,250
				$24,320,544
			Investment Banking & Brokerage - 2.3%
700,000		BBB- / NR	Alta Wind Holdings, Ltd., 7.0%, 6/30/35 (144A)	$737,247
2,000,000		A / A1	Goldman Sachs, 5.5%, 11/15/14	2,175,656
11,040,000	5.79	BBB- / Baa2	Goldman Sachs Capital, Floating Rate Note, 12/29/49	9,522,000
3,125,000		BBB / Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	3,319,159
2,730,000		A- / A2	Macquarie Group, Ltd., 6.0%, 1/14/20	2,747,456
3,325,000		A / A2	Merrill Lynch & Co., 5.45%, 2/5/13	3,524,686
3,125,000		A / A2	Morgan Stanley, 5.5%, 1/26/20	3,138,597
2,765,000	6.63	A / A2	Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18	3,039,056
				$28,203,857
			Specialized Finance - 1.2%
2,850,000		BBB / Baa1	Banque PSA Finance, 5.75%, 4/4/21	$2,823,558
2,900,000		BBB+ / Baa2	BM&FBovespa SA, 5.5%, 7/16/20	2,966,587
5,205,000		BBB / Baa3	Cantor Fitzgerald LP, 7.875%, 10/15/19	5,408,333
2,000,000		A+ / A1	National Rural Utilities Corp., 5.45%, 2/1/18	2,191,032
1,150,000	9.42	B / NR	Successor X, Ltd., Floating Rate Note, 2/25/14	1,111,130
				$14,500,640
			Total Diversified Financials	$91,521,372
			Insurance - 4.8%
			Insurance Brokers - 0.1%
1,560,000		BB+ / B1	Leucadia National, 7.125%, 3/15/17 (144A)	$1,638,000
			Life & Health Insurance - 1.8%
850,000		BBB / Baa3	Delphi Financial Group, Inc., 7.875%, 1/31/20	$933,353
3,380,000		BBB / Ba1	Lincoln National Corp., 6.05%, 4/20/67	3,160,300
1,690,000		A- / Baa2	Lincoln National Corp., 8.75%, 7/1/19	2,139,979
4,200,000		BBB / Baa2	MetLife, Inc., 10.75%, 8/1/39	5,796,000
4,250,000		A- / Baa2	Protective Life Corp., 7.375%, 10/15/19	4,728,835
2,800,000		A / Baa2	Prudential Financial, Inc., 5.15%, 1/15/13	2,959,989
2,140,000		BBB+ / Baa3	Prudential Financial, Inc., 8.875%, 6/15/38	2,525,200
				$22,243,656
			Multi-Line Insurance - 1.2%
3,960,000		BBB / Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	$3,932,842
4,620,000	7.00	BB / Baa3	Liberty Mutual Group, 7.0%, 3/15/37 (144A)	4,444,167
3,035,000		BBB- / Baa2	Liberty Mutual Group, 7.3%, 6/15/14 (144A)	3,283,293
85,000	10.75	BB / Baa3	Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)	110,500
2,650,000		A / A3	Loew Corp., 5.25%, 3/15/16	2,868,832
				$14,639,634
			Property & Casualty Insurance - 1.0%
5,000,000		BBB- / Baa3	Hanover Insurance Group, 7.625%, 10/15/25	$5,074,905
700,000		BBB- / Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	744,080
2,000,000		A- / A2	Travelers Cos, Inc., 6.25%, 6/15/37	2,148,500
1,750,000		BB / Ba2	White Mountains Re Group, Ltd., 7.506%, 5/29/49	1,674,085
3,275,000		BBB- / Ba1	XL Group Plc, 6.5%, 3/29/49	3,004,813
				$12,646,383
			Reinsurance - 0.6%
250,000	8.92	BB / NR	Caelus Re, Ltd., Floating Rate Note, 6/7/11	$249,825
350,000	10.55	BB / NR	East Lane Re III, Ltd., Floating Rate Note, 3/16/12	354,655
550,000		BB+ / NR	Foundation Re III, Ltd., 0.0%, 2/25/15	543,785
600,000	7.50	BB+ / A2	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond)	596,760
5,048,000		BBB+ / BBB+	Platinum Underwriters HD, 7.5%, 6/1/17	5,400,360
				$7,145,385
			Total Insurance	$58,313,058
			Real Estate - 3.6%
			Diversified Real Estate Activities - 0.4%
4,125,000		A- / A2	WEA Finance LLC, 7.125%, 4/15/18	$4,783,532
			Diversified Real Estate Investment Trust - 0.9%
5,125,000		BBB+ / Baa1	Dexus Finance Pty, Ltd., 7.125%, 10/15/14	$5,748,933
1,765,000		BBB / Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	1,812,837
725,000		BBB / Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	756,706
3,455,000		BBB / Baa3	Goodman Funding Pty, Ltd., 6.375%, 4/15/21	3,447,579
				$11,766,055
			Office Real Estate Investment Trust - 0.2%
692,000		BBB / Baa2	Mack-Cali Realty LP, 5.125%, 1/15/15 (b)	$737,172
1,607,000		BBB / Baa2	Mack-Cali Realty LP, 5.125%, 2/15/14	1,708,945
				$2,446,117
			Real Estate Operating Companies - 0.0%
180,000		B- / B3	Forest City Enterprises, 7.625%, 6/1/15	$173,700
			Retail Real Estate Investment Trust - 0.3%
2,905,000		BB+ / Baa3	Developers Diversified Realty, 7.5%, 4/1/17	$3,276,593
			Specialized Real Estate Investment Trust - 1.7%
4,125,000		BBB- / Baa2	Health Care REIT, Inc., 6.2%, 6/1/16	$4,516,137
860,000		BBB- / Baa2	Health Care, Inc., 6.0%, 11/15/13	936,713
2,425,000		BBB- / Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	2,672,624
5,325,000		BBB- / Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	5,948,376
4,285,000		BBB- / Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	4,535,780
540,000		BBB- / Baa3	Ventas Realty LP/CAP Corp., 6.75%, 4/1/17	572,519
1,910,000		BBB- / Baa3	Ventas Realty LP / V, 6.5%, 6/1/16	1,974,581
				$21,156,730
			Total Real Estate	$43,602,727
			Software & Services - 0.4%
			Data Processing & Outsourced Services - 0.0%
447,000		B- / Caa1	First Data Corp., 8.25%, 1/15/21 (b)	$445,883
			Internet Software & Services - 0.3%
3,950,000		NR / A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	$4,061,320
			Total Software & Services	$4,507,203
			Technology Hardware & Equipment - 0.1%
			Communications Equipment - 0.0%
497,000		BBB- / Ba2	Brocade Communications Systems, 6.625%, 1/15/18	$526,199
497,000		BBB- / Ba2	Brocade Communications Systems, 6.875, 1/15/20	536,760
				$1,062,959
			Total Technology Hardware & Equipment	$1,062,959
			Semiconductors - 0.2%
			Semiconductor Equipment - 0.2%
3,140,000		BBB / Baa1	Klac Instruments Corp., 6.9%, 5/1/18	$3,463,024
			Total Semiconductors	$3,463,024
			Telecommunication Services - 0.9%
			Integrated Telecommunication Services - 0.6%
1,200,000		A- / A2	AT&T, Inc., 5.6%, 5/15/18	$1,317,449
2,530,000		B / B2	Cincinnati Bell, Inc., 8.25%, 10/15/17	2,548,975
580,000		B / B2	Cincinnati Bell, Inc., 8.375%, 10/15/20	569,850
1,990,000		BBB- / Baa3	Embarq Corp., 7.082%, 6/1/16	2,263,008
				$6,699,282
			Wireless Telecommunication Services - 0.3%
3,015,000		NR / A2	Crown Castle Towers LLC, 4.883%, 8/15/20	$3,017,032
1,625,000		NR / A2	Crown Castle Towers LLC, 6.113%, 1/15/20	1,761,261
				$4,778,293
			Total Telecommunication Services	$11,477,575
			Utilities - 3.3%
			Electric Utilities - 1.5%
980,000		A- / Baa1	Commonwealth Edison, 6.15%, 9/15/17	$1,096,799
740,320		BBB- / Baa3	Crocket Cogeneration, 5.869%, 3/30/25 (144A)	731,939
3,365,000		A- / A2	Enel Finance International SA, 5.125%, 10/7/19 (144A)	3,392,913
1,330,308		BBB- / Baa3	FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)	1,344,622
457,800		B+ / Ba2	FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)	430,332
1,925,000		BB+ / Baa2	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A) (b)	2,045,060
610,000		BB+ / Baa2	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	735,104
910,000		BBB / Baa3	Neveda Power Co., 6.5%, 8/1/18	1,044,149
1,001,930		NR / WR	Orcal Geothermal, 6.21%, 12/30/20 (144A)	945,732
2,690,000		BB+ / Baa3	Public Service of New Mexico, 7.95%, 5/15/18	3,022,193
3,550,000		BBB+ / A3	West Penn Power Co., 5.95%, 12/15/17	3,902,288
				$18,691,131
			Gas Utilities - 0.2%
2,426,431		A+ / A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$2,258,934
			Independent Power Producer & Energy Traders - 1.0%
5,275,717		NR / B1	Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)	$4,288,578
2,675,000		BB- / Ba3	Intergen NV, 9.0%, 6/30/17	2,882,313
2,105,000		BBB- / Baa3	Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)	2,105,716
1,016,000		BB / Ba2	NSG Holdings, Inc., 7.75%, 12/15/25	995,680
2,534,283		BBB- / Baa3	Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)	2,565,531
				$12,837,818
			Multi-Utilities - 0.5%
5,055,000		BBB+ / Baa2	NY State Gas and Electric, 6.15%, 12/15/17 (144A)	$5,432,070
402,410		NR / NR	Ormat Funding Corp., 8.25%, 12/30/20	392,350
				$5,824,420
			Total Utilities	$39,612,303
			TOTAL CORPORATE BONDS
			(Cost $420,117,316)	$461,154,680

			U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.5%
2,753,926		AAA / Aaa	Fannie Mae, 5.0%, 6/1/40	$2,886,205
4,371,323		AAA / Aaa	Fannie Mae, 5.0%, 7/1/40	4,581,291
4,840,824		AAA / Aaa	Fannie Mae, 5.0%, 7/1/40	5,070,318
2,857,295		AAA / Aaa	Fannie Mae, 5.0%, 8/1/40	2,994,540
2,700,000		NR / NR	Fannie Mae, 5.0%, 3/25/24	2,882,885
5,000,000		NR / NR	Fannie Mae, 5.0%, 7/25/33	5,348,263
201,185		AAA / Aaa	Fannie Mae, 5.69%, 1/25/32	212,056
2,030,476		AAA / Aaa	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	2,142,729
1,041,046		AAA / Aaa	Federal Home Loan Mortgage Corp., 4.5%, 3/1/20	1,098,600
3,675,669		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	3,942,990
95,873		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	100,669
1,923,013		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	2,016,813
630,219		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	676,194
139,316		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	149,479
386,049		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	413,849
800,873		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 12/1/18	871,812
2,013,999		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	2,159,033
1,204,254		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	1,293,611
184,697		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	203,192
118,390		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	130,245
322,505		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	353,893
564,795		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	621,352
522,418		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	576,069
117,444		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	129,204
43,326		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	47,664
282,555		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	310,849
210,851		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	231,965
715,998		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	787,696
71,044		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	78,158
420,125		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	459,176
325,196		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 5/1/17	353,651
1,858,420		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	2,039,292
333,015		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	365,426
182,538		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	200,304
1,365,146		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	1,492,036
563,056		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	615,393
323,274		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 7/1/34	355,646
625,205		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	686,054
559,841		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	615,903
131,633		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.00%, 11/1/33	144,814
221,712		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	251,155
56,975		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	64,620
320,663		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 11/1/33	363,727
2,803		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 3/1/13	2,865
1,613		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,823
45,560		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	51,489
10,036		AAA / Aaa	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	11,547
3,458		AAA / Aaa	Federal Home Loan Mortgage Corp., 8.0%, 8/1/31	3,909
163,894		AAA / Aaa	Federal National Mortgage Association, 4.0%, 7/1/18	171,577
1,921,598		AAA / Aaa	Federal National Mortgage Association, 4.5%, 10/1/35	1,971,492
1,698,572		AAA / Aaa	Federal National Mortgage Association, 4.5%, 10/1/35	1,742,676
1,904,232		AAA / Aaa	Federal National Mortgage Association, 4.5%, 11/1/20	2,010,399
1,304,734		AAA / Aaa	Federal National Mortgage Association, 5.0%, 1/1/20	1,401,051
1,640,727		AAA / Aaa	Federal National Mortgage Association, 5.0%, 10/1/20	1,761,848
81,823		AAA / Aaa	Federal National Mortgage Association, 5.0%, 12/1/17	87,608
137,944		AAA / Aaa	Federal National Mortgage Association, 5.0%, 12/1/21	147,200
250,132		AAA / Aaa	Federal National Mortgage Association, 5.0%, 2/1/20	267,972
137,498		AAA / Aaa	Federal National Mortgage Association, 5.0%, 2/1/22	146,317
2,130,532		AAA / Aaa	Federal National Mortgage Association, 5.0%, 2/1/22	2,267,171
2,307,835		AAA / Aaa	Federal National Mortgage Association, 5.0%, 5/1/23	2,470,558
1,059,797		AAA / Aaa	Federal National Mortgage Association, 5.5%, 12/1/17	1,149,851
75,024		AAA / Aaa	Federal National Mortgage Association, 5.5%, 2/1/18	82,099
826,797		AAA / Aaa	Federal National Mortgage Association, 5.5%, 3/1/25	899,353
1,992,601		AAA / Aaa	Federal National Mortgage Association, 5.5%, 3/1/36	2,136,955
1,780,363		AAA / Aaa	Federal National Mortgage Association, 5.5%, 5/1/36	1,909,341
196,010		AAA / Aaa	Federal National Mortgage Association, 5.5%, 6/1/33	211,067
2,076,580		AAA / Aaa	Federal National Mortgage Association, 5.5%, 6/1/36	2,227,018
31,303		AAA / Aaa	Federal National Mortgage Association, 5.5%, 7/1/23	34,113
787,097		AAA / Aaa	Federal National Mortgage Association, 5.5%, 7/1/33	847,562
3,855,379		AAA / Aaa	Federal National Mortgage Association, 5.5%, 7/1/34	4,146,729
62,144		AAA / Aaa	Federal National Mortgage Association, 5.5%, 9/1/17	67,442
1,090,843		AAA / Aaa	Federal National Mortgage Association, 5.5%, 9/1/19	1,185,208
2,865		AAA / Aaa	Federal National Mortgage Association, 6.0%, 1/1/29	3,154
2,110		AAA / Aaa	Federal National Mortgage Association, 6.0%, 1/1/29	2,310
12,501		AAA / Aaa	Federal National Mortgage Association, 6.0%, 1/1/32	13,765
276,011		AAA / Aaa	Federal National Mortgage Association, 6.0%, 10/1/32	303,909
90,841		AAA / Aaa	Federal National Mortgage Association, 6.0%, 10/1/34	99,796
1,235,512		AAA / Aaa	Federal National Mortgage Association, 6.0%, 10/1/35	1,352,670
95,023		AAA / Aaa	Federal National Mortgage Association, 6.0%, 11/1/33	104,568
57,069		AAA / Aaa	Federal National Mortgage Association, 6.0%, 11/1/34	62,695
2,771,235		AAA / Aaa	Federal National Mortgage Association, 6.0%, 12/1/35	3,034,018
311,131		AAA / Aaa	Federal National Mortgage Association, 6.0%, 12/1/36	339,467
29,170		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/32	32,119
111,507		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/32	122,778
176,017		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/33	193,808
18,528		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/35	20,354
47,492		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/35	52,173
402,847		AAA / Aaa	Federal National Mortgage Association, 6.0%, 3/1/33	443,565
25,087		AAA / Aaa	Federal National Mortgage Association, 6.0%, 3/1/33	27,607
1,087,308		AAA / Aaa	Federal National Mortgage Association, 6.0%, 4/1/33	1,196,528
1,020,172		AAA / Aaa	Federal National Mortgage Association, 6.0%, 4/1/35	1,122,648
63,040		AAA / Aaa	Federal National Mortgage Association, 6.0%, 5/1/33	69,373
452,076		AAA / Aaa	Federal National Mortgage Association, 6.0%, 5/1/35	494,944
98,129		AAA / Aaa	Federal National Mortgage Association, 6.0%, 6/1/16	107,052
425,588		AAA / Aaa	Federal National Mortgage Association, 6.0%, 7/1/33	468,338
1,271,523		AAA / Aaa	Federal National Mortgage Association, 6.0%, 7/1/33	1,399,248
469,756		AAA / Aaa	Federal National Mortgage Association, 6.0%, 7/1/38	511,658
19,926		AAA / Aaa	Federal National Mortgage Association, 6.0%, 8/1/32	21,940
720,483		AAA / Aaa	Federal National Mortgage Association, 6.0%, 8/1/34	792,855
5,037		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/29	5,546
2,874		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/32	3,165
71,210		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/34	78,230
301,280		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/34	330,979
985,121		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/34	1,082,230
56,278		AAA / Aaa	Federal National Mortgage Association, 6.0%, 9/1/34	61,826
47,907		AAA / Aaa	Federal National Mortgage Association, 6.5% 9/1/31	54,194
8,882		AAA / Aaa	Federal National Mortgage Association, 6.5%, 1/1/31	10,048
472		AAA / Aaa	Federal National Mortgage Association, 6.5%, 1/1/31	533
385		AAA / Aaa	Federal National Mortgage Association, 6.5%, 1/1/31	435
1,510		AAA / Aaa	Federal National Mortgage Association, 6.5%, 1/1/33	1,706
39,054		AAA / Aaa	Federal National Mortgage Association, 6.5%, 10/1/31	44,179
4,288		AAA / Aaa	Federal National Mortgage Association, 6.5%, 10/1/31	4,850
12,538		AAA / Aaa	Federal National Mortgage Association, 6.5%, 10/1/31	14,183
134,193		AAA / Aaa	Federal National Mortgage Association, 6.5%, 10/1/32	151,803
758		AAA / Aaa	Federal National Mortgage Association, 6.5%, 11/1/30	856
255,285		AAA / Aaa	Federal National Mortgage Association, 6.5%, 12/1/31	288,786
33,505		AAA / Aaa	Federal National Mortgage Association, 6.5%, 2/1/32	37,902
81,599		AAA / Aaa	Federal National Mortgage Association, 6.5%, 2/1/32	92,308
110,291		AAA / Aaa	Federal National Mortgage Association, 6.5%, 2/1/33	124,764
4,065		AAA / Aaa	Federal National Mortgage Association, 6.5%, 2/1/33	4,594
25,533		AAA / Aaa	Federal National Mortgage Association, 6.5%, 3/1/31	28,856
140,934		AAA / Aaa	Federal National Mortgage Association, 6.5%, 3/1/32	159,429
7,284		AAA / Aaa	Federal National Mortgage Association, 6.5%, 4/1/31	8,240
22,929		AAA / Aaa	Federal National Mortgage Association, 6.5%, 4/1/34	26,028
45,069		AAA / Aaa	Federal National Mortgage Association, 6.5%, 5/1/31	50,983
995		AAA / Aaa	Federal National Mortgage Association, 6.5%, 5/1/31	1,125
19,515		AAA / Aaa	Federal National Mortgage Association, 6.5%, 5/1/31	22,055
194,609		AAA / Aaa	Federal National Mortgage Association, 6.5%, 6/1/31	220,148
364		AAA / Aaa	Federal National Mortgage Association, 6.5%, 6/1/32	412
35,308		AAA / Aaa	Federal National Mortgage Association, 6.5%, 7/1/29	39,942
4,532		AAA / Aaa	Federal National Mortgage Association, 6.5%, 7/1/31	5,122
54,560		AAA / Aaa	Federal National Mortgage Association, 6.5%, 7/1/31	61,660
90,769		AAA / Aaa	Federal National Mortgage Association, 6.5%, 7/1/34	102,595
16,720		AAA / Aaa	Federal National Mortgage Association, 6.5%, 8/1/31	18,914
4,928		AAA / Aaa	Federal National Mortgage Association, 6.5%, 8/1/31	5,569
30,758		AAA / Aaa	Federal National Mortgage Association, 6.5%, 9/1/31	34,794
1,928		AAA / Aaa	Federal National Mortgage Association, 6.5%, 9/1/31	2,179
65,103		AAA / Aaa	Federal National Mortgage Association, 7.0%, 1/1/32	75,191
5,006		AAA / Aaa	Federal National Mortgage Association, 7.0%, 12/1/30	5,790
11,679		AAA / Aaa	Federal National Mortgage Association, 7.0%, 12/1/30	13,507
59,475		AAA / Aaa	Federal National Mortgage Association, 7.0%, 12/1/31	68,480
92,246		AAA / Aaa	Federal National Mortgage Association, 7.0%, 12/1/31	106,212
589		AAA / Aaa	Federal National Mortgage Association, 7.0%, 3/1/12	600
26,976		AAA / Aaa	Federal National Mortgage Association, 7.0%, 4/1/31	31,200
14,204		AAA / Aaa	Federal National Mortgage Association, 7.0%, 7/1/21	16,406
223,457		AAA / Aaa	Federal National Mortgage Association, 7.0%, 8/1/22	243,381
574,530		AAA / Aaa	Federal National Mortgage Association, 7.0%, 9/1/22	625,756
11,354		AAA / Aaa	Federal National Mortgage Association, 7.0%, 9/1/31	13,073
45,940		AAA / Aaa	Federal National Mortgage Association, 7.0%, 9/1/31	52,896
2,064		AAA / Aaa	Federal National Mortgage Association, 7.5%, 4/1/30	2,396
1,971		AAA / Aaa	Federal National Mortgage Association, 7.5%, 8/1/20	2,292
1,237		AAA / Aaa	Federal National Mortgage Association, 8.0%, 10/1/30	1,399
5,454		AAA / Aaa	Federal National Mortgage Association, 8.0%, 2/1/29	6,360
1,322		AAA / Aaa	Federal National Mortgage Association, 8.0%, 2/1/30	1,544
902		AAA / Aaa	Federal National Mortgage Association, 8.0%, 2/1/30	1,054
17,114		AAA / Aaa	Federal National Mortgage Association, 8.0%, 3/1/31	19,995
3,546		AAA / Aaa	Federal National Mortgage Association, 8.0%, 4/1/20	4,210
1,312		AAA / Aaa	Federal National Mortgage Association, 8.0%, 4/1/30	1,534
447		AAA / Aaa	Federal National Mortgage Association, 8.0%, 5/1/31	523
1,081		AAA / Aaa	Federal National Mortgage Association, 8.0%, 7/1/30	1,265
672		NR / NR	Federal National Mortgage Association, 10.3%, 4/25/19	681
7,751		NR / NR	Federal National Mortgage Association, 10.3%, 4/25/19	8,912
2,367,084		AAA / Aaa	Freddie Mac, 6.0%, 4/1/36	2,582,667
82,890,622	0.70	NR / NR	Government National Mortgage Association, Floating Rate Note, 11/16/51	4,312,890
962,520		AAA / Aaa	Government National Mortgage Association, 4.5%, 10/15/33	1,000,770
776,365		AAA / Aaa	Government National Mortgage Association, 4.5%, 10/15/33	807,217
1,045,677		AAA / Aaa	Government National Mortgage Association, 4.5%, 10/15/35	1,084,617
90,851		AAA / Aaa	Government National Mortgage Association, 4.5%, 2/15/34	94,464
745,419		AAA / Aaa	Government National Mortgage Association, 4.5%, 3/15/35	773,179
300,636		AAA / Aaa	Government National Mortgage Association, 4.5%, 3/15/35	311,832
216,135		AAA / Aaa	Government National Mortgage Association, 4.5%, 3/20/35	224,353
1,017,908		AAA / Aaa	Government National Mortgage Association, 4.5%, 4/15/35	1,055,815
96,666		AAA / Aaa	Government National Mortgage Association, 4.5%, 4/15/35	100,266
713,606		AAA / Aaa	Government National Mortgage Association, 4.5%, 4/15/38	737,950
89,256		AAA / Aaa	Government National Mortgage Association, 4.5%, 5/15/34	92,691
233,663		AAA / Aaa	Government National Mortgage Association, 4.5%, 7/15/33	242,948
872,359		AAA / Aaa	Government National Mortgage Association, 4.5%, 9/15/33	907,026
215,639		AAA / Aaa	Government National Mortgage Association, 4.5%, 9/15/35	223,670
573,031		AAA / Aaa	Government National Mortgage Association, 5.0%, 10/15/18	616,497
475,195		AAA / Aaa	Government National Mortgage Association, 5.0%, 4/15/34	507,196
1,127,443		AAA / Aaa	Government National Mortgage Association, 5.0%, 4/15/35	1,203,721
489,233		AAA / Aaa	Government National Mortgage Association, 5.0%, 7/15/19	525,960
5,528		AAA / Aaa	Government National Mortgage Association, 5.0%, 7/15/19	5,943
331,710		AAA / Aaa	Government National Mortgage Association, 5.0%, 9/15/33	354,233
589,526		AAA / Aaa	Government National Mortgage Association, 5.5%, 1/15/35	641,355
711,105		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/17	769,953
176,168		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/17	190,747
82,199		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/33	89,605
400,103		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/35	435,279
771,411		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/35	839,231
221,700		AAA / Aaa	Government National Mortgage Association, 5.5%, 11/15/18	240,186
869,621		AAA / Aaa	Government National Mortgage Association, 5.5%, 11/15/19	942,946
1,454,214		AAA / Aaa	Government National Mortgage Association, 5.5%, 11/15/34	1,584,335
93,535		AAA / Aaa	Government National Mortgage Association, 5.5%, 12/15/18	101,334
431,583		AAA / Aaa	Government National Mortgage Association, 5.5%, 2/15/18	467,569
502,479		AAA / Aaa	Government National Mortgage Association, 5.5%, 2/15/18	544,376
163,971		AAA / Aaa	Government National Mortgage Association, 5.5%, 2/15/35	178,386
473,323		AAA / Aaa	Government National Mortgage Association, 5.5%, 2/15/35	514,936
227,269		AAA / Aaa	Government National Mortgage Association, 5.5%, 2/15/37	246,664
3,896		AAA / Aaa	Government National Mortgage Association, 5.5%, 4/15/19	4,257
714,871		AAA / Aaa	Government National Mortgage Association, 5.5%, 4/20/34	778,688
65,354		AAA / Aaa	Government National Mortgage Association, 5.5%, 6/15/33	71,239
639,831		AAA / Aaa	Government National Mortgage Association, 5.5%, 6/15/35	696,283
262,240		AAA / Aaa	Government National Mortgage Association, 5.5%, 7/15/33	285,869
1,708,497		AAA / Aaa	Government National Mortgage Association, 5.5%, 7/15/34	1,862,365
1,622,017		AAA / Aaa	Government National Mortgage Association, 5.5%, 7/15/35	1,764,620
741,679		AAA / Aaa	Government National Mortgage Association, 5.5%, 8/15/19	805,607
884,362		AAA / Aaa	Government National Mortgage Association, 5.5%, 8/15/19	961,970
51,475		AAA / Aaa	Government National Mortgage Association, 5.5%, 8/15/33	56,113
64,982		AAA / Aaa	Government National Mortgage Association, 5.5%, 8/15/33	70,837
126,679		AAA / Aaa	Government National Mortgage Association, 5.5%, 8/15/33	138,094
555,225		AAA / Aaa	Government National Mortgage Association, 5.5%, 9/15/19	602,041
642,602		AAA / Aaa	Government National Mortgage Association, 5.5%, 9/15/33	700,503
301,510		AAA / Aaa	Government National Mortgage Association, 5.50%, 7/15/33	328,677
36,662		AAA / Aaa	Government National Mortgage Association, 6.0%, 1/15/17	39,767
86,387		AAA / Aaa	Government National Mortgage Association, 6.0%, 1/15/19	94,108
148,073		AAA / Aaa	Government National Mortgage Association, 6.0%, 1/15/33	163,837
374,523		AAA / Aaa	Government National Mortgage Association, 6.0%, 1/15/33	414,394
91,023		AAA / Aaa	Government National Mortgage Association, 6.0%, 10/15/32	100,713
125,507		AAA / Aaa	Government National Mortgage Association, 6.0%, 10/15/33	138,868
662,092		AAA / Aaa	Government National Mortgage Association, 6.0%, 10/15/34	731,667
910,860		AAA / Aaa	Government National Mortgage Association, 6.0%, 10/15/36	1,004,413
135,370		AAA / Aaa	Government National Mortgage Association, 6.0%, 11/15/31	149,781
391,052		AAA / Aaa	Government National Mortgage Association, 6.0%, 11/15/34	432,072
220,992		AAA / Aaa	Government National Mortgage Association, 6.0%, 12/15/32	247,590
238,623		AAA / Aaa	Government National Mortgage Association, 6.0%, 2/15/29	264,027
107,542		AAA / Aaa	Government National Mortgage Association, 6.0%, 2/15/33	118,990
159,895		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/17	173,436
132,690		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/17	143,927
6,311		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/32	6,983
332,739		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	368,162
327,641		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	362,521
457,732		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	506,461
943,166		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	1,043,574
410,808		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	454,541
841,014		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	930,547
767		AAA / Aaa	Government National Mortgage Association, 6.0%, 4/15/14	831
160,610		AAA / Aaa	Government National Mortgage Association, 6.0%, 4/15/18	174,337
313,428		AAA / Aaa	Government National Mortgage Association, 6.0%, 4/15/33	346,795
59,439		AAA / Aaa	Government National Mortgage Association, 6.0%, 4/15/33	65,767
192,358		AAA / Aaa	Government National Mortgage Association, 6.0%, 4/15/33	212,836
232,581		AAA / Aaa	Government National Mortgage Association, 6.0%, 5/15/17	252,278
196,797		AAA / Aaa	Government National Mortgage Association, 6.0%, 5/15/17	213,463
438,651		AAA / Aaa	Government National Mortgage Association, 6.0%, 5/15/33	485,349
45,301		AAA / Aaa	Government National Mortgage Association, 6.0%, 6/15/17	49,138
25,742		AAA / Aaa	Government National Mortgage Association, 6.0%, 6/15/33	28,483
483,995		AAA / Aaa	Government National Mortgage Association, 6.0%, 7/15/33	516,740
1,816		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/13	1,913
86,730		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/32	95,964
25,715		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/32	28,453
1,300,245		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/36	1,433,960
372,869		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/19	404,738
825,911		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/28	913,836
167,746		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/32	185,604
11,965		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/32	13,239
35,518		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/33	39,299
165,183		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/33	182,768
124,909		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/34	138,067
444,906		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/34	491,575
1,958,299		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/35	2,167,388
46,517		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/29	52,680
252,670		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/32	286,148
1,144,431		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/33	1,296,068
12,138		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/33	13,747
92,499		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/34	104,668
10,886		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/35	12,335
112,970		AAA / Aaa	Government National Mortgage Association, 6.5%, 10/15/31	127,938
327,817		AAA / Aaa	Government National Mortgage Association, 6.5%, 10/15/31	371,253
21,388		AAA / Aaa	Government National Mortgage Association, 6.5%, 10/15/31	24,222
258,116		AAA / Aaa	Government National Mortgage Association, 6.5%, 10/15/32	292,316
5,122		AAA / Aaa	Government National Mortgage Association, 6.5%, 10/15/33	5,796
11,507		AAA / Aaa	Government National Mortgage Association, 6.5%, 11/15/31	13,032
173,436		AAA / Aaa	Government National Mortgage Association, 6.5%, 11/15/32	196,417
1,076,723		AAA / Aaa	Government National Mortgage Association, 6.5%, 12/15/32	1,219,388
4,216		AAA / Aaa	Government National Mortgage Association, 6.5%, 2/15/29	4,774
17,592		AAA / Aaa	Government National Mortgage Association, 6.5%, 2/15/29	19,922
95,506		AAA / Aaa	Government National Mortgage Association, 6.5%, 2/15/32	108,161
210,559		AAA / Aaa	Government National Mortgage Association, 6.5%, 2/15/34	240,801
26,801		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/29	30,352
122,655		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/29	138,907
24,014		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/29	27,196
28,365		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/31	32,123
58,229		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/32	65,945
212,687		AAA / Aaa	Government National Mortgage Association, 6.5%, 4/15/31	240,868
23,814		AAA / Aaa	Government National Mortgage Association, 6.5%, 4/15/32	26,970
128,715		AAA / Aaa	Government National Mortgage Association, 6.5%, 4/15/35	146,373
73		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/26	83
198,907		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/29	225,239
9,085		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/29	10,288
63,578		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/31	72,002
53,922		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/31	61,067
25,752		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/32	29,164
83,783		AAA / Aaa	Government National Mortgage Association, 6.5%, 5/15/33	94,806
46,729		AAA / Aaa	Government National Mortgage Association, 6.5%, 6/15/32	52,920
299,741		AAA / Aaa	Government National Mortgage Association, 6.5%, 6/15/34	343,297
18,967		AAA / Aaa	Government National Mortgage Association, 6.5%, 6/15/35	21,723
539,406		AAA / Aaa	Government National Mortgage Association, 6.5%, 7/15/32	610,878
97,387		AAA / Aaa	Government National Mortgage Association, 6.5%, 7/15/32	110,291
199,947		AAA / Aaa	Government National Mortgage Association, 6.5%, 7/15/35	226,565
137,260		AAA / Aaa	Government National Mortgage Association, 6.5%, 7/15/35	156,048
146		AAA / Aaa	Government National Mortgage Association, 6.5%, 8/15/11	148
130,531		AAA / Aaa	Government National Mortgage Association, 6.5%, 8/15/31	147,827
80,331		AAA / Aaa	Government National Mortgage Association, 6.5%, 8/15/32	90,975
25,075		AAA / Aaa	Government National Mortgage Association, 6.5%, 8/15/32	28,397
17,857		AAA / Aaa	Government National Mortgage Association, 6.5%, 9/15/34	20,234
39,649		AAA / Aaa	Government National Mortgage Association, 7.0%, 10/15/31	45,908
118,412		AAA / Aaa	Government National Mortgage Association, 7.0%, 11/15/28	136,804
47,632		AAA / Aaa	Government National Mortgage Association, 7.0%, 11/15/28	55,031
4,999		AAA / Aaa	Government National Mortgage Association, 7.0%, 12/15/13	5,281
9,253		AAA / Aaa	Government National Mortgage Association, 7.0%, 12/15/30	10,707
25,158		AAA / Aaa	Government National Mortgage Association, 7.0%, 12/15/30	29,111
45,569		AAA / Aaa	Government National Mortgage Association, 7.0%, 3/15/31	52,763
4,816		AAA / Aaa	Government National Mortgage Association, 7.0%, 4/15/28	5,565
47,667		AAA / Aaa	Government National Mortgage Association, 7.0%, 4/15/29	55,123
17,180		AAA / Aaa	Government National Mortgage Association, 7.0%, 4/15/31	19,893
165,643		AAA / Aaa	Government National Mortgage Association, 7.0%, 5/15/32	191,489
32,218		AAA / Aaa	Government National Mortgage Association, 7.0%, 6/15/31	37,305
79,879		AAA / Aaa	Government National Mortgage Association, 7.0%, 6/15/31	92,429
9,560		AAA / Aaa	Government National Mortgage Association, 7.0%, 7/15/31	11,066
3,616		AAA / Aaa	Government National Mortgage Association, 7.0%, 8/15/28	4,179
373,296		AAA / Aaa	Government National Mortgage Association, 7.0%, 8/15/31	432,229
945		AAA / Aaa	Government National Mortgage Association, 7.0%, 9/15/11	960
35,902		AAA / Aaa	Government National Mortgage Association, 7.0%, 9/15/31	41,570
12,330		AAA / Aaa	Government National Mortgage Association, 7.5%, 10/15/29	14,348
100,150		AAA / Aaa	Government National Mortgage Association, 7.5%, 12/15/31	116,885
6,010		AAA / Aaa	Government National Mortgage Association, 7.5%, 2/15/26	6,972
17,167		AAA / Aaa	Government National Mortgage Association, 7.5%, 2/15/31	20,036
21,316		AAA / Aaa	Government National Mortgage Association, 7.5%, 8/15/29	24,805
9,615		AAA / Aaa	Government National Mortgage Association, 7.75%, 2/15/30	11,238
1,133,383		AAA / Aaa	Government National Mortgage Association II, 4.5%, 1/20/35	1,176,475
525,944		AAA / Aaa	Government National Mortgage Association II, 4.5%, 12/20/34	545,941
1,520,999		AAA / Aaa	Government National Mortgage Association II, 5.5%, 10/20/19	1,644,731
80,316		AAA / Aaa	Government National Mortgage Association II, 5.5%, 11/20/34	87,385
771,375		AAA / Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	840,237
5,660		AAA / Aaa	Government National Mortgage Association II, 6.5%, 2/20/29	6,385
2,389		AAA / Aaa	Government National Mortgage Association II, 6.5%, 3/20/29	2,695
74,521		AAA / Aaa	Government National Mortgage Association II, 6.5%, 4/20/29	84,065
186,859		AAA / Aaa	Government National Mortgage Association II, 7.0%, 1/20/29	215,442
176,907		AAA / Aaa	Government National Mortgage Association II, 7.0%, 11/20/28	203,790
5,530		AAA / Aaa	Government National Mortgage Association II, 7.0%, 12/20/30	6,381
8,750,000		AAA / Aaa	U.S. Treasury Bonds, 2.75%, 2/15/19	8,549,704
5,100,000		AAA / Aaa	U.S. Treasury Bonds, 5.25%, 11/15/28	5,741,483
4,750,000		AAA / Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	5,898,906
6,380,000		AAA / Aaa	U.S. Treasury Notes, 3.125%, 5/15/19	6,379,502
2,500,000		AAA / Aaa	U.S. Treasury Notes, 3.625%, 8/15/19	2,584,375
7,620,000		AAA / Aaa	U.S. Treasury Notes, 4.25%, 5/15/39	7,309,249
1,365,000		AAA / Aaa	U.S. Treasury Notes, 4.375%, 11/15/39	1,335,354
5,450,000		AAA / Aaa	U.S. Treasury Notes, 4.375%, 2/15/38	5,360,587
2,000,000		AAA / Aaa	U.S. Treasury Notes, 4.375%, 5/15/40	1,955,320
7,340,000		AAA / Aaa	U.S. Treasury Notes, 4.5%, 2/15/36	7,411,110
8,435,000		AAA / Aaa	U.S. Treasury Notes, 4.5%, 5/15/38	8,460,044
9,068,000		AAA / Aaa	U.S. Treasury Notes, 4.5%, 8/15/39	9,065,171
4,000,000		AAA / Aaa	U.S. Treasury Notes, 4.625%, 2/15/40	4,078,752
840,000		AAA / Aaa	U.S. Treasury Notes, 5.5%, 8/15/28	972,562
450,000		AAA / Aaa	U.S. Treasury Notes, 7.875%, 2/15/21	619,875
				$236,982,966
			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
			(Cost $226,340,501)	$236,982,966

			FOREIGN GOVERNMENT BOND - 0.1%
625,000		A / A1	Export-Import Bank of Korea, 5.875%, 1/14/15	684,414
			TOTAL FOREIGN GOVERNMENT BOND
			(Cost $622,400)	$684,414

			MUNICIPAL BONDS - 5.3%
			Miscellaneous - 0.2%
1,660,000		AA+ / Aa1	State of Washington, 5.0%, 7/1/18	$1,898,758
			Total Miscellaneous	$1,898,758
			Government - 5.2%
			Municipal Airport - 0.1%
1,000,000		BBB / Baa2	Indianapolis Airport Authority, 5.1%, 1/15/17	$1,074,450
			Municipal Development - 1.0%
2,450,000		CCC+ / NR	Alliance Airport Authority, 5.75%, 12/1/29	$1,732,567
2,925,000		AA- / Aa3	California Statewide Communities Development Authority, 6.0%, 8/15/42	2,896,189
425,000		CCC+ / Caa2	Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35	314,241
2,350,000		BBB- / Ba2	Louisiana Local Government Environmental Facilities & Communities, 6.5%, 11/1/35	2,350,000
2,310,000		BBB / Baa3	Selma Industrial Development Board, 5.8%, 5/1/34	2,269,506
2,560,000		BBB+ / Baa1	St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37	2,341,427
				$11,903,930
			Municipal General - 0.3%
1,325,000		BB- / B1	Illinois Finance Authority, 6.5%, 10/15/40	$1,314,798
2,400,000		AAA / Aa1	New York City Transitional Finance Authority, 5.0%, 11/1/33	2,380,632
				$3,695,430
			Municipal Higher Education - 2.8%
4,380,000		AA+ / Aa2	California State University Revenue, 5.0%, 11/1/39	$3,832,982
2,500,000		AAA / Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	2,530,125
4,600,000		AAA / Aaa	Connecticut State Health & Educational, 5.0%, 7/1/42	4,639,790
1,500,000		AAA / Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	1,516,350
1,200,000		AAA / Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	1,218,168
6,500,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	6,880,770
1,000,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	1,091,840
1,425,000		AAA / Aaa	Massachusetts State Health & Educational, 5.5% 7/1/32	1,616,449
2,850,000		AAA / Aaa	Missouri State Health & Educational Facilities, 5.0%, 11/15/39	2,877,674
1,100,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	1,112,078
2,150,000		AA / Aa1	New York State Dormitory Authority, 5.0%, 7/1/35	2,159,331
3,700,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	3,742,328
800,000		AAA / Aaa	Texas A&M University, 5.0%, 7/1/30	833,976
				$34,051,861
			Municipal Pollution - 0.6%
3,965,000		BBB- / NR	Brazoria County Environmental, 5.95%, 5/15/33	$3,836,931
995,000		BBB+ / Baa1	County of Sweetwater Wyoming, 5.6%, 12/1/35	936,454
980,000		BBB / Baa3	Courtland Industrial Development Board, 5.0%, 8/1/27	879,717
1,200,000		B / Caa2	Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31	1,000,116
				$6,653,218
			Municipal Water - 0.4%
2,100,000		AAA / Aa1	City of Charleston South Carolina, 5.0%, 1/1/41	$2,119,212
2,400,000		AAA / Aa1	City of Charleston, South Carolina, 5.0%, 1/1/35	2,433,120
800,000		AAA / Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	797,648
				$5,349,980
			Total Government	$62,728,869
			TOTAL MUNICIPAL BONDS
			(Cost $64,040,667)	$64,627,627

			SENIOR FLOATING RATE LOAN INTERESTS - 8.4%**
			Energy - 0.2%
			Oil & Gas Equipment & Services - 0.1%
1,305,735	8.50	B+ / NR	Hudson Products Holdings, Inc., Term Loan, 8/24/15	$1,273,091
			Oil & Gas Refining & Marketing - 0.1%
1,500,000		NR / Ba2	Pilot Travel Centers, Initial Tranche B Term Loan, 6/30/16	$1,507,500
			Total Energy	$2,780,591
			Materials - 0.9%
			Diversified Chemical - 0.1%
200,865	1.80	BB+ / Ba2	Celanese Holdings LLC, Term B Dollar Loan, 4/2/14	$201,242
200,865	3.30	BB+ / Ba2	Celanese Holdings LLC, Term C Dollar Loan, 10/31/16	202,107
96,295	1.80	BB- / Ba2	Huntsman Corp., New Term B Loan, 4/21/14	95,212
748,964	7.50	NR / NR	Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/13	772,135
737,253	8.00	NR / NR	Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/14	760,062
				$2,030,758
			Metal & Glass Containers - 0.2%
502,625	4.50	BB / Ba2	BWAY Holding Co., Term B Loan, 3/28/17	$504,929
1,826,770	6.75	B+ / B2	Graham Packaging Co., Term C Loan, 4/5/14	1,845,738
44,625	4.50	BB / Ba2	ICL Industrial Containers, Term C Loan, 6/16/17	44,792
				$2,395,459
			Paper Packaging - 0.2%
369,075	6.00	B+ / B2	Graham Packaging Co., Term D Loan, 9/9/16	$372,535
2,474,870	3.05	BB / Ba2	Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14	2,475,558
				$2,848,093
			Precious Metals & Minerals - 0.1%
1,450,000	6.27	NR / NR	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$1,453,399
			Specialty Chemicals - 0.2%
1,620,000	5.50	NR / NR	Chemtura Corp., Term Facility Loan, 8/11/16	$1,634,513
262,553	2.79	BB- / Ba2	Huntsman International LLC, Extended Term B Loan, 4/19/17	261,130
				$1,895,643
			Total Materials	$10,623,352
			Capital Goods - 0.6%
			Aerospace & Defense - 0.6%
987,521	5.31	NR / NR	DAE Aviation Holdings, Inc., Tranche B1 Term Loan, 7/31/14	$986,904
1,178,027	6.25	BB- / Ba3	DynCorp International, Inc., Term Loan, 7/7/16	1,188,040
953,777	5.31	NR / NR	Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14	953,181
1,659,185	5.50	NR / Ba2	Tasc, Inc., Tranche A Term Loan, 12/18/14	1,736,734
1,990,000	4.50	NR / NR	Triumph Group, Inc., Term Loan, 6/16/16	2,000,780
				$6,865,639
			Construction & Farm Machinery & Heavy Trucks - 0.1%
893,364	4.25	BB+ / Ba2	Bucyrus International, Inc., Tranche C Term Loan, 12/21/15	$898,947
			Total Capital Goods	$7,764,586
			Commercial Services & Supplies - 0.3%
			Diversified Support Services - 0.1%
526,290	1.81	BB+ / Baa3	Iron Mountain, Inc., Initial Term Loan, 4/16/14	$528,922
			Environmental & Facilities Services - 0.2%
2,902,010	2.26	D / B2	Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/14	$2,705,879
			Total Commercial Services & Supplies	$3,234,801
			Transportation - 0.2%
			Air Freight & Couriers - 0.1%
843,532	5.25	NR / NR	Ceva Group Plc, U.S. Tranche B Term Loan, 11/4/13	$830,879
462,700	5.25	NR / NR	Ceva Group Plc, Tranche B Dollar Term Loan, 11/4/13	455,759
351,403	5.26	NR / NR	Ceva Group Plc, EGL Tranche B Term Loan, 11/4/13	345,693
				$1,632,331
			Marine - 0.1%
618,750	5.81	B- / B3	Horizon Lines, Inc., Term Loan, 8/8/12	$636,797
			Total Transportation	$2,269,128
			Automobiles & Components - 0.7%
			Auto Parts & Equipment - 0.2%
1,073,788	3.01	BB- / B2	Allison Transmission, Term Loan, 8/7/14	$1,067,076
548,400	2.19	NR / NR	Federal Mogul Corp., Tranche C Term Loan, 12/28/15	535,964
1,074,865	2.20	NR / NR	Federal Mogul Corp., Tranche B Term Loan, 12/29/14	1,050,489
787,324	4.25	NR / NR	Pinafore LLC / Pinafore, Inc., Term B-1 Loan, 9/21/16	793,441
				$3,446,970
			Automobile Manufacturers - 0.1%
1,343,451	3.01	B / Baa3	Ford Motor Co., Tranche B1 Term Loan, 12/15/13	$1,344,388
			Tires & Rubber - 0.3%
4,190,000	1.96	BB / Ba1	Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14	$4,114,930
			Total Automobiles & Components	$8,906,288
			Consumer Durables & Apparel - 0.1%
			Housewares & Specialties - 0.1%
648,468	2.80	BB+ / Ba1	Jarden Corp., Term B3 Loan, 1/24/12	$652,926
			Total Consumer Durables & Apparel	$652,926
			Consumer Services - 0.1%
			Restaurants - 0.1%
1,062,338	4.50	BB+ / Ba2	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$1,064,901
			Specialized Consumer Services - 0.0%
331,608	7.00	NR / NR	Web Service Center, Term Loan, 8/28/14	$331,608
			Total Consumer Services	$1,396,509
			Media - 1.1%
			Advertising - 0.1%
1,109,240	5.00	BB / Ba3	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	$1,112,013
			Broadcasting - 0.2%
2,884,687	4.50	B / Baa2	Univision Communications, Inc., Extended Term Loan, 3/29/17	$2,815,661
			Cable & Satellite - 0.3%
4,088,202	3.56	NR / NR	Charter Communications, Inc., Term C Loan, 9/8/16	$4,115,048
621,651	2.76	CCC / B2	WideOpenWest LLC, 1st Lien Term Loan, 6/30/14	593,677
				$4,708,725
			Movies & Entertainment - 0.2%
1,251,408	5.25	NR / NR	Christie/AIX, Inc., Term Loan, 4/29/16	$1,245,151
1,683,000	4.50	B+ / NR	Live Nation Entertainment, Term B Loan, 10/20/16	1,694,632
				$2,939,783
			Publishing - 0.2%
2,388,000	4.75	NR / NR	Interactive Data Corp., Term Loan, 1/29/17	$2,401,637
			Total Media	$13,977,819
			Retailing - 0.1%
			Automotive Retail - 0.1%
1,425,000	4.75	NR / NR	Autotrader.Com, Inc., Tranche B Term Loan, 11/16/16	$1,435,911
			Total Retailing	$1,435,911
			Food & Drug Retailing - 0.0%
			Food Retail - 0.0%
354,076	2.76	BB- / Ba3	Pinnacle Foods Group, Inc., Term Loan, 4/2/14	$353,264
			Total Food & Drug Retailing	$353,264
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
1,000,000	4.25	BB- / Ba1	NBTY, Inc., Term B Loan, 10/1/17	$1,003,438
			Total Household & Personal Products	$1,003,438
			Health Care Equipment & Services - 1.3%
			Health Care Facilities - 0.7%
1,643,400	6.50	B+ / B1	Ardent Health Services LLC, Term Loan, 9/15/15	$1,658,533
111,403	2.56	BB- / Ba3	CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14	110,350
2,163,120	2.56	BB- / Ba3	CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14	2,142,665
747,900	2.56	BB+ / Ba2	HCA, Inc., Tranche B1 Term Loan, 11/18/13	745,504
1,793,613	3.56	BB+ / Ba2	HCA, Inc., Tranche B2 Term Loan, 3/17/17	1,792,243
1,889,844	4.00	NR / NR	Universal Health Services, Inc., Tranche B Term Loan, 11/30/16	1,899,589
				$8,348,884
			Health Care Services - 0.3%
2,765,078	2.50	NR / NR	Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14	$2,693,714
400,000	4.50	BB / Ba1	DaVita, Inc., Tranche B Term Loan, 10/20/16	402,356
				$3,096,070
			Health Care Supplies - 0.3%
2,231,536	3.54	BB- / B1	Bausch & Lomb, Inc., Parent Term Loan, 4/24/15	$2,237,302
543,229	3.50	BB- / B1	Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15	543,229
1,499,726	3.29	BB / Ba2	Biomet, Inc., Dollar Term Loan, 3/25/15	1,499,310
				$4,279,841
			Health Care Technology - 0.0%
470,364	4.50	NR / NR	IMS Health, Inc., Tranche B Dollar Term Loan, 2/26/16	$472,961
			Total Health Care Equipment & Services	$16,197,756
			Pharmaceuticals & Biotechnology - 0.3%
			Biotechnology - 0.3%
1,030,000	0.00	NR / NR	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	$1,038,794
1,339,429	4.25	NR / Ba3	Warner Chilcott Corp., Term B1 Loan, 3/3/18	1,347,242
669,714	4.25	NR / Ba3	Warner Chilcott Corp., Term B2 Loan, 3/3/18	673,621
920,857	4.25	NR / Ba3	Warner Chilcott Corp., Term B3 Loan, 3/3/18	926,229
				$3,985,886
			Total Pharmaceuticals & Biotechnology	$3,985,886
			Diversified Financials - 0.2%
			Diversified Financial Services - 0.0%
1,010,000	6.25	NR / NR	WorldPay, Facility B2A Term Loan, 8/6/17	$1,017,154
			Specialized Finance - 0.1%
876,937	3.75	BBB- / Ba2	MSCI, Inc., Term Loan, 6/1/16	$882,555
			Total Diversified Financials	$1,899,709
			Insurance - 0.1%
			Insurance Brokers - 0.1%
328,783	2.81	B / NR	HUB International Holdings, Delayed Draw Term Loan, 6/13/14	$326,233
1,458,876	2.81	B / NR	HUB International Holdings, Initial Term Loan, 6/13/14	1,451,322
				$1,777,555
			Total Insurance	$1,777,555
			Software & Services - 0.4%
			Application Software - 0.0%
386,000	2.00	B / Ba3	Nuance Communications, Inc., Incremental Term Loan, 3/29/13	$383,346
			Data Processing & Outsourced Services - 0.1%
1,007,475	5.25	BBB- / Ba1	Fidelity National Information, Term B Loan, 7/18/16	$1,014,716
			Internet Software & Services - 0.1%
1,000,795	6.75	NR / NR	SAVVIS, Inc., Term Loan, 8/4/16	$1,008,614
			It Consulting & Other Services - 0.1%
2,329,542	2.01	BB / Ba3	Sungard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14	$2,317,159
			Systems Software - 0.0%
337,363	5.25	BB- / Ba3	Dealer Computer Services, Term Loan, 4/1/17	$338,923
			Total Software & Services	$5,062,758
			Technology Hardware & Equipment - 0.4%
			Communications Equipment - 0.0%
950,000	5.00	BB / Ba2	CommScope, Inc., Term Loan, 1/03/18	$957,719
			Electronic Components - 0.3%
502,437	2.50	NR / Ba1	Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14	$500,194
373,077	2.51	NR / Ba1	Flextronics Semiconductor, A3 Delayed Draw Term Loan, 10/1/14	370,279
2,718,456	2.51	NR / Ba1	Flextronics Semiconductor, A Closing Date Term Loan, 10/1/14	2,706,320
319,780	2.50	NR / Ba1	Flextronics Semiconductor, A2 Delayed Draw Term Loan, 10/1/14	317,382
				$3,894,175
			Total Technology Hardware & Equipment	$4,851,894
			Semiconductors - 0.5%
			Semiconductor Equipment - 0.3%
3,815,656	4.31	B+ / Ba3	Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14	$3,820,425
			Semiconductors - 0.2%
1,423,431	4.75	BB / Ba2	Intersil Corp., Term Loan, 4/27/16	$1,429,125
1,000,000	5.00	NR / NR	Microsemi Corp., Term Loan, 10/4/17	1,005,833
				$2,434,958
			Total Semiconductors	$6,255,383
			Telecommunication Services - 0.4%
			Integrated Telecommunication Services - 0.3%
254,345	3.25	NR / NR	Telesat Canada, Inc., U.S. Term II Loan, 10/31/14	$254,133
2,953,374	3.25	NR / NR	Telesat Canada, Inc., U.S. Term I Loan, 10/31/14	2,958,538
				$3,212,671
			Wireless Telecommunication Services - 0.0%
1,180,000	3.30	B / B3	Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14	$1,159,719
			Total Telecommunication Services	$4,372,390
			Utilities - 0.3%
			Electric Utilities - 0.3%
395,000	3.76	BBB- / Ba1	Texas Competitive Electric Holdings, Delayed Draw Term Loan, 10/10/14	$330,712
3,802,215	3.78	BBB- / Ba1	Texas Competitive Electric Holdings, Initial Tranche B2 Term Loan, 10/10/14	3,217,791
				$3,548,503
			Total Utilities	$3,548,503
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $100,045,876)	$102,350,447

			TEMPORARY CASH INVESTMENTS - 1.8%
			Repurchase Agreement - 0.5%
7,250,000			BNP Paribas SA, 0.15%, dated 3/31/11, repurchase price of $7,250,000
			plus accrued interest on 4/1/11 collateralized by:
			$5,865,247 Federal National Mortgage Association (ARM), 2.277%-5.651%, 10/1/35-2/1/41
			$1,529,753 Federal Home Loan Mortgage Corp., 3.224%-4.939%, 6/1/38-8/1/40	$7,250,000
			Total Repurchase Agreement	$7,250,000

			Securities Lending Collateral - 1.3% (c)
			Certificates of Deposit:
460,948			Bank of Nova Scotia, 0.31%, 9/29/11	$460,948
322,664			BBVA Group NY, 1.05%, 7/26/11	322,664
460,948			BNP Paribas Bank NY, 0.34%, 5/9/11	460,948
460,948			Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	460,948
460,948			DnB NOR Bank ASA NY, 0.24%, 6/7/11	460,948
230,464			National Australia Bank NY, 0.32%, 10/19/11	230,464
460,948			Nordea NY, 0.3%, 4/13/11	460,948
460,948			RoboBank Netherland NV NY, 0.33%, 8/8/11	460,948
460,948			Royal Bank of Canada NY, 0.38%, 12/2/11	460,948
460,948			Skandinav Enskilda Bank NY, 0.38%, 6/7/11	460,948
230,474			SOCGEN NY, 0.25%, 4/11/11	230,474
184,379			SOCGEN NY, 0.37%, 6/10/11	184,379
460,948			Svenska NY, 0.28%, 5/12/11	460,948
460,948			Westpac Banking Corp., NY, 0.38%, 12/6/11	460,948
				$5,577,461
			Commercial Paper:
184,379			American Honda Finance, 0.35%, 1/11/12	$184,379
184,697			American Honda Finance, 1.06%, 6/20/11	184,697
169,067			Australia & New Zealand Banking Group, 0.91%, 8/4/11	169,067
184,272			BBVLON, 0.55%, 5/9/11	184,272
276,503			BBVLON, 0.43%, 4/21/11	276,503
460,679			BCSFUN, 0.25%, 6/24/11	460,679
414,701			CBAPP, 0.26%, 5/23/11	414,701
468,681			Caterpillar Financial Services Corp., 1.06%, 6/24/11	468,681
460,964			Federal Home Loan Bank, 0.31%, 6/1/11	460,964
46,087			General Electric Capital Corp., 0.39%, 6/6/11	46,087
230,492			General Electric Capital Corp., 0.39%, 4/28/11	230,492
368,656			HSBC, 0.25%, 5/11/11	368,656
221,434			JPMorgan Chase & Co., 0.43%, 12/21/11	221,434
161,584			JPMorgan Chase & Co., 1.06%, 6/13/11	161,584
230,378			NABPP, 0.25%, 6/1/11	230,378
368,460			NORDNA, 0.27%, 7/18/11	368,460
368,735			PARFIN, 0.23%, 4/11/11	368,735
230,209			SANCPU, 0.68%, 6/1/11	230,209
276,549			SANCPU, 0.44%, 4/7/11	276,549
276,137			SANCPU, 0.73%, 6/17/11	276,137
230,444			SOCNAM, 0.37%, 4/14/11	230,444
230,398			SOCNAM, 0.37%, 5/3/11	230,398
460,948			Toyota Motor Credit Corp., 0.38%, 9/8/11	460,948
276,530			VARFUN, 0.27%, 4/20/11	276,530
138,431			Wachovia, 0.46%, 3/1/12	138,431
184,461			Wachovia, 0.43%, 10/15/11	184,461
92,263			Wells Fargo & Co., 0.39%, 1/24/12	92,263
				$7,196,139
			Tri-party Repurchase Agreements:
236,347			Barclays Capital Plc, 0.12%, 4/1/11	$236,347
921,897			HSBC Bank USA NA, 0.13%, 4/1/11	921,897
691,422			RBS Securities, Inc., 0.12%, 4/1/11	691,422
				$1,849,666
Shares			Money Market Mutual Funds:
737,522			Dreyfus Preferred Money Market Fund	$737,522
737,517			Fidelity Prime Money Market Fund	737,517
				$1,475,039
			Total Securities Lending Collateral	$16,098,305
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $23,348,305)	$23,348,305

			TOTAL INVESTMENT IN SECURITIES - 100.6%
			(Cost $1,173,937,279) (a)	$1,221,990,737

			OTHER ASSETS AND LIABILITIES - (0.6)%	$(7,567,020)

			TOTAL NET ASSETS - 100.0%	$1,214,423,717

*			Non-income producing security.

NR			Not rated by either S&P or Moody's.

WR			Withdrawn rating.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2011, the value of these securities amounted to $66,872,145 or 5.5% of total net assets.

**
Senior Floating Rate Note loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)			At March 31, 2011, the net unrealized gain on investments based on
			cost for federal income tax purposes of $1,173,937,279 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$75,164,305

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(27,110,847)

			Net unrealized gain	$48,053,458

(b)			At March 31, 2011, the following securities were out on loan:

Principal Amount ($)			Security	Value
2,400,000			Alcoa, Inc., 6.15%, 8/15/20	$2,615,375
440,000			First Data Corp., 8.25%, 1/15/21	457,600
17,000			First Data Corp., 9.875%, 9/24/15 **	18,700
3,700,000			Intel Corp., 2.95%, 12/15/35	3,931,250
1,905,000			Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	2,095,500
680,000			Mack-Cali Realty LP, 5.125%, 1/15/15	746,300
1,500,000			PNC Financial Services Group, Floating Rate Note, 5/29/49	1,661,250
200,000			Ras Laffan Liquefied Natural Gas Co., Ltd., 5.832%, 9/30/16 (144A)	220,000
3,546,000			State Street Capital, 8.25%, 3/15/42	3,652,380
Shares
10,000			Forest City Enterprises, Inc., 7.0%, 12/31/49	707,500
			Total	$16,105,855

**			Indicates pending sale at March 31, 2011.

(c)			Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$7,600,028	$-	$7,600,028
Preferred Stocks	11,385,290	10,452,800	-	21,838,090
Common Stocks	-	-	-	-
Asset Backed Securities	-	90,894,620	-	90,894,620
Collateralized Mortgage Obligations	-	212,256,772	252,788	212,509,560
Corporate Bonds	-	461,154,680	-	461,154,680
U.S. Government Agency Obligations	-	236,982,966	-	236,982,966
Foreign Government Bonds	-	684,414	-	684,414
Municipal Bonds	-	64,627,627	-	64,627,627
Senior Floating Rate Loan Interests	-	102,350,447	-	102,350,447
Temporary Cash Investments	-	21,873,266	-	21,873,266
Money Market Mutual Funds	1,475,039	-	-	1,475,039
Total	$12,860,329	$1,208,877,620	$252,788	$1,221,990,737
Other Financial Instruments*	$(1,109)	$-	$-	$(1,109)

* Other financial instruments include futures contracts.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage Obligations

 Balance as of  6/31/10

  $             232,963

 Realized gain (loss)1

                             -

 Change in unrealized appreciation (depreciation)2

                   19,825

 Net purchases (sales)

                             -

 Transfers in and out of Level 3

                             -

 Balance as of 3/31/11

  $             252,788

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.